Address: 201 Center Road, Suite Two Venice, Florida 34285 Email: cfunds@ctrust.com Internet: www.ctrust.com/cfunds.htm	C/Funds Group, Inc. Mutual Fund Series	Directors: D. Bruce Chittock, Chairman William L. Adams Deborah C. Pecheux Emmett V. Weber R. G. "Kelly" Caldwell, Jr., President

C/Fund
C/Growth Stock Fund
C/Government Fund
C/Community Association Reserve Fund

Prospectus and Statement of Additional Information
Supplement

Effective March 15, 2004, the Prospectus and Statement of Additional Information dated February 27, 2004 is supplemented as follows:

Under the section in each document titled "Pricing of Fund Shares" in the first paragraph, the days that C/Funds Group, Inc. is closed is amended to include the day after Thanksgiving.